Canada Life Insurance Company of America
                 Canada Life of America Variable Life Account 1
                          Semi-Annual Report Form N-30D
                         File Nos. 811-09667, 333-90449


The information required to be contained in this report for the period ending June 30, 2004 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

The Alger American Fund:

Growth Portfolio
File No. 811-05550
Form N-CSRS
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785

Leveraged AllCap Portfolio
File No. 811-05550
Form N-CSRS
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785

MidCap Growth Portfolio
File No. 811-05550
Form N-CSRS
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785

Small Capitalization Portfolio
File No. 811-05550
Form N-CSRS
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785

Dreyfus Variable Investment Fund:

Appreciation Portfolio
File No. 811-05125
Form N-CSRS
Filed via EDGAR and accepted on August 17, 2004
Accession No. 0000813383-04-000015



Growth and Income Portfolio
File No. 811-05125
Form N-CSRS
Filed via EDGAR and accepted on August 17, 2004
Accession No. 0000813383-04-000015

The Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Fund, Inc.
File No. 811-07044
Form N-CSRS
Filed via EDGAR and accepted on August 30, 2004
Accession No. 0000890064-04-000010

Fidelity Variable Insurance Products Fund:

Asset ManagerSM Portfolio
File No. 811-03329
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000927384-04-000026

ContraFund(R) Portfolio
File No. 811-03329
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000927384-04-000026

Growth Portfolio
File No. 811-03329
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000927384-04-000026

Growth Opportunities Portfolio
File No. 811-03329
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000927384-04-000026

High Income Portfolio
File No. 811-03329
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000927384-04-000026

Index 500 Portfolio
File No. 811-03329
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000927384-04-000026

Investment Grade Bond Portfolio
File No. 811-03329
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000927384-04-000026

Money Market Portfolio
File No. 811-03329
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000927384-04-000026

Overseas Portfolio
File No. 811-03329
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000927384-04-000026

Gartmore Variable Insurance Trust:

Gartmore GVIT Developing Markets Fund
File No. 811-03213
Form N-CSRS
Filed via EDGAR and accepted on September 8, 2004
Accession No. 0000893220-04-001926

Goldman Sachs Variable Insurance Trust:

Capital Growth Fund
File No. 811-08361
Form N-CSRS
Filed via EDGAR and accepted on August 26, 2004
Accession No. 0000950123-04-010245

CoreSM U.S. Equity Fund
File No. 811-08361
Form N-CSRS
Filed via EDGAR and accepted on August 26, 2004
Accession No. 0000950123-04-010245

Growth & Income Fund
File No. 811-08361
Form N-CSRS
Filed via EDGAR and accepted on August 26, 2004
Accession No. 0000950123-04-010245

Janus Aspen Series:

Flexible Income Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

International Growth Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Seligman Portfolios, Inc.:

Communications and Information Portfolio
File No. 811-05221
Form N-CSRS
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Frontier Portfolio
File No. 811-05221
Form N-CSRS
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Global Technology Portfolio
File No. 811-05221
Form N-CSRS
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Small-Cap Value Portfolio
File No. 811-05221
Form N-CSRS
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Van Eck Worldwide Insurance Trust:

Worldwide Absolute Return Fund
File No. 811-05083
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000930413-04-004035

Worldwide Emerging Markets Fund
File No. 811-05083
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000930413-04-004031

Worldwide Hard Assets Fund
File No. 811-05083
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000930413-04-004032

Worldwide Real Estate Fund
File No. 811-05083
Form N-CSRS August 27, 2004March 8, 2004
Accession No. 0000930413-04-004034